Subsequent Events (Details) - Subsequent event - $ / shares	Jul. 31, 2023	Jul. 21, 2023
Quarterly Unit Cash Distribution from May 12, 2023 to August 11, 2023 | Series A Preferred
Subsequent Events
Distribution made to limited partner, distributions paid per unit		$ 0.5625
Quarterly Unit Cash Distribution from May 22, 2023 to August 21, 2023 | Series B Preferred
Subsequent Events
Distribution made to limited partner, distributions paid per unit	$ 0.546875